UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21593

Kayne Anderson MLP Investment Company

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2015

Date of reporting period: August 31, 2015

Item 1. Schedule of Investments.

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2015

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 184.6%
Equity Investments(1) — 184.6%
Midstream MLP(2) — 152.9%
Antero Midstream Partners LP	1,001	$23,176
Arc Logistics Partners LP	2,333	37,214
Buckeye Partners, L.P.	2,875	202,427
Columbia Pipeline Partners LP	887	17,597
Crestwood Midstream Partners LP(3)	8,270	64,588
DCP Midstream Partners, LP	6,561	185,026
Enbridge Energy Management, L.L.C.(4)	1,950	54,880
Enbridge Energy Partners, L.P.	3,856	109,053
Energy Transfer Partners, L.P.(5)	12,271	602,982
EnLink Midstream Partners, LP	5,515	97,227
Enterprise Products Partners L.P.(5)	23,265	653,975
EQT Midstream Partners, LP	541	42,100
Global Partners LP	2,068	66,767
Holly Energy Partners, L.P.	470	16,240
Magellan Midstream Partners, L.P.	2,522	177,945
MarkWest Energy Partners, L.P.(6)(7)	4,759	268,254
Midcoast Energy Partners, L.P.	2,079	24,487
NuStar Energy L.P.	144	7,535
ONEOK Partners, L.P.	7,019	227,051
PBF Logistics LP	589	12,226
PennTex Midstream Partners, LP	664	12,188
Phillips 66 Partners LP	203	12,647
Plains All American Pipeline, L.P.(6)	8,623	310,950
Rose Rock Midstream, L.P.	330	10,238
Shell Midstream Partners, L.P.	983	38,906
Sprague Resources LP	1,417	34,402
Summit Midstream Partners, LP	1,060	23,364
Sunoco Logistics Partners L.P.	2,446	82,743
Tallgrass Energy Partners, LP	1,273	60,181
Targa Resources Partners LP	3,655	110,350
TC PipeLines, LP	102	5,501
Tesoro Logistics LP	179	9,462
USD Partners LP	1,394	15,631
Western Gas Partners, LP	3,405	200,300
Williams Partners L.P.(8)	10,708	426,706

		4,244,319

Midstream Company — 18.0%
Kinder Morgan, Inc.	13,927	451,385
ONEOK, Inc.	416	14,993
Tallgrass Energy GP, LP	536	15,327
Targa Resources Corp.	292	19,318

		501,023

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2015

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
General Partner MLP — 6.5%
Alliance Holdings GP L.P.	378	$13,531
Energy Transfer Equity, L.P.(8)	1,521	42,664
EQT GP Holdings, LP	440	14,299
Plains GP Holdings, L.P.(6)(9)	4,402	86,236
Western Gas Equity Partners, LP	421	22,375

		179,105

Shipping MLP — 4.0%
Capital Product Partners L.P.	1,244	8,811
Capital Product Partners L.P. — Class B Units(10)(11)	3,030	25,333
Dynagas LNG Partners LP	833	11,881
Golar LNG Partners LP	1,344	26,574
Höegh LNG Partners LP	38	723
KNOT Offshore Partners LP	224	4,092
Teekay Offshore Partners L.P.	1,911	33,824

		111,238

Other — 3.2%
Clearwater Trust(6)(10)(12)	N/A	260
CSI Compressco LP	264	4,043
Exterran Partners, L.P.	2,005	43,583
SunCoke Energy Partners, L.P.	1,278	16,897
USA Compression Partners, LP	1,218	24,357

		89,140

Total Long-Term Investments (Cost — $3,586,778)		5,124,825

Debt		(1,281,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(524,000)
Current Tax Liability		(22)
Deferred Tax Liability		(742,974)
Other Assets in Excess of Other Liabilities		199,041

Net Assets Applicable to Common Stockholders		$2,775,870

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Includes limited liability companies.

(3)	On September 30, 2015, Crestwood Equity Partners LP (“CEQP”) and Crestwood Midstream Partners LP (“CMLP”) completed their merger. CMLP unitholders received 2.75 units of CEQP for each CMLP unit that they owned.

(4)	Dividends are paid-in-kind.

(5)	In lieu of cash distributions, the Company has elected to receive distributions in additional units through the partnership’s dividend reinvestment program.

(6)	The Company believes that it is an affiliate of Clearwater Trust, MarkWest Energy Partners, L.P., Plains All American Pipeline, L.P. and Plains GP Holdings, L.P. (“Plains GP”).

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2015

(amounts in 000’s)

(UNAUDITED)

(7)	On July 13, 2015, MPLX LP (“MPLX”) and MarkWest Energy Partners, L.P. (“MWE”) announced the signing of a definitive merger agreement whereby MWE would become a wholly owned subsidiary of MPLX. Under the terms of the agreement, common unitholders of MWE will receive 1.09 MPLX common units and a cash payment of $3.37 for each MWE common unit they own.

(8)	On September 28, 2015, Energy Transfer Equity, L.P. (“ETE”) announced an agreement to combine with The Williams Companies, Inc. (“WMB”). WMB is the general partner of Williams Partners L.P. (“WPZ”). In conjunction with this announcement, WPZ announced the termination of the merger agreement between WMB and WPZ.

(9)	The Company holds an interest in Plains AAP, L.P. (“PAA GP”), which controls the general partner of Plains All American, L.P. The Company’s ownership of PAA GP is exchangeable into shares of Plains GP (which trades on the NYSE under the ticker “PAGP”) on a one-for-one basis at the Company’s option.

(10)	Fair valued security, restricted from public sale.

(11)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions. The Class B Units pay quarterly cash distributions and are convertible at any time at the option of the holder. The Class B Units paid a distribution of $0.21775 per unit for the third quarter of fiscal 2015.

(12)	The Company owns an interest in the Creditors Trust of Miller Bros. Coal, LLC (“Clearwater Trust”) consisting of a coal royalty interest and certain other assets.

From time to time, certain of the Company’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale. At August 31, 2015, the Company held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units (in 000’s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 2 Investments(1)
Plains GP Holdings, L.P.
Partnership Interest	(2)	(3)	4,402	$14,667	$86,236	$19.59	3.1%	1.7%
Level 3 Investments(4)
Capital Product Partners L.P.
Class B Units	(2)	(5)	3,030	$20,377	$25,333	$8.36	0.9%	0.5%
Clearwater Trust
Trust Interest	(6)	(7)	N/A	2,758	260	N/A	—	—

Total				$23,135	$25,593		0.9%	0.5%

Total of all restricted securities				$37,802	$111,829		4.0%	2.2%

(1)	The Company values its investment in Plains AAP, L.P. (“PAA GP”) on an “as exchanged” basis based on the public market value of Plains GP Holdings, L.P. (“Plains GP”).

(2)	Security was acquired at various dates in prior fiscal years.

(3)	The Company’s ownership of PAA GP is exchangeable into shares of Plains GP (which trades on the NYSE under the ticker “PAGP”) on a one-for-one basis at the Company’s option. Upon exchange, the shares of Plains GP will be free of any restriction.

(4)	Securities are valued using inputs reflecting the Company’s own assumptions.

(5)	Unregistered or restricted security of a publicly-traded company.

(6)	The Company holds an interest in the Clearwater Trust consisting primarily of a coal royalty interest.

(7)	Unregistered security of a private trust.

At August 31, 2015, the cost basis of investments for federal income tax purposes was $3,062,944. At August 31, 2015, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,176,788
Gross unrealized depreciation	(114,907)

Net unrealized appreciation	$2,061,881

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Company has performed an analysis of all assets and liabilities (other than deferred taxes) measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets measured at fair value on a recurring basis at August 31, 2015, and the Company presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)		Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$5,124,825	$5,012,996	$86,236	(1)	$25,593

(1)	The Company’s investment in PAA GP is exchangeable into shares of Plains GP Holdings, L.P. (“Plains GP”) on a one-for-one basis at the Company’s option. Plains GP trades on the NYSE under the ticker “PAGP”. The Company values its investment in PAA GP on an “as exchanged” basis based on the public market value of Plains GP and categorizes its investment as a Level 2 security for fair value reporting purposes.

The Company did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at August 31, 2015. For the nine months ended August 31, 2015, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2015.

Equity Investments
Balance — November 30, 2014	$191,621
Purchases	47,222
Issuances	536
Transfers out to Level 1 and 2	(212,211)
Realized gains (losses)	—
Unrealized gains (losses), net	(1,575)

Balance — August 31, 2015	$25,593

The $1,575 of net unrealized losses relate to investments that are still held at August 31, 2015.

The purchases of $47,222 relate to the Company’s investments in Arc Logistics Partners LP (“ARCX”) and Shell Midstream Partners, L.P. (“SHLX”) that were both made in May 2015. The issuance of $536 relates to additional units received from ARCX.

The $212,211 of transfers out relates to ARCX, SHLX and Plains AAP, L.P. (“PAA GP”).

ARCX and SHLX became marketable during the third quarter of fiscal 2015 when the respective companies filed effective shelf registrations. PAA GP became marketable during the first quarter of fiscal 2015 when its 15-month lock-up expired.

The Company’s investments are concentrated in the energy sector. The focus of the Company’s portfolio within the energy sector may present more risks than if the Company’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Company than on an investment company that does not focus on the energy sector. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Company invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Company may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At August 31, 2015, the Company had the following investment concentrations:

Category	Percent of Long-Term Investments
Securities of energy companies	100.0%
Equity securities	100.0%
Securities of MLPs(1)	90.5%
Midstream Energy Companies	99.7%
Largest single issuer	12.8%
Restricted securities	2.2%

(1)	Securities of MLPs consist of energy-related partnerships and their affiliates (including affiliates of MLPs that own general partner interests or, in some cases subordinated units, registered or unregistered common units, or other limited partner units in a MLP) and partnerships that elected to be taxed as a corporation for federal income tax purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 30, 2015 with a file number 811-21593.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MLP INVESTMENT COMPANY

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors,
President and Chief Executive Officer
Date: October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors,
President and Chief Executive Officer
Date: October 29, 2015

/S/ TERRY A. HART
Name: Terry A. Hart Title: Chief Financial Officer and Treasurer
Date: October 29, 2015